Income and Expenses - Summary of Compensation and Employee Benefits (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Salaries and other employee benefits	₱ 20,856	₱ 19,931	₱ 19,777
Manpower rightsizing program, or MRP (Note 5)	2,625	3,296	1,703
Net pension benefit costs	2,218	1,018	1,855
Incentive plan (Note 26)	1,134	638	208
Total compensation and employee benefits	₱ 26,833	₱ 24,883	₱ 23,543